Ordinary Shares	12 Months Ended
Dec. 31, 2019
Federal Home Loan Banks [Abstract]
Ordinary Shares
1 9 .	Ordinary shares

On March 30, 2017, the Company issued ordinary shares to
JO
YY in connection with the Reorganization. 100,000,000 ordinary shares were issued and outstanding upon the completion of the Reorganization, which are held by
JO
YY. In October 2017, both of
JO
YY’s and the Company’s board of directors approved that: (1)
J
O
YY transfer, at nominal consideration, 992,456 ordinary shares of the Company to ROSY BAY LIMITED, the economic interests of which are substantially owned by certain officers of
JO
YY, for these officers’ services provided to
JO
YY; and (2)
JOYY
 transfer, at nominal consideration, 559,039 ordinary shares of the Company to ALL WORTH LIMITED, which is beneficially owned by the CEO of the Company, for his service provided to the Company. As detailed in Note 20, upon closing of the issuance of Series
B-2
Preferred Shares on March 8, 2018, the Company adopted a dual voting structure on its shares and the Company’s ordinary shares were divided into Class A and Class B ordinary shares, accordingly, the Company’s issued and outstanding ordinary shares as of December 31, 2017 were divided into 992,456 Class A ordinary shares and 99,007,544 Class B ordinary shares. The Company’s authorized ordinary shares has been revised as 348,964,707 shares, including 249,957,163 Class A ordinary shares and 99,007,544 Class B ordinary shares.
On March 20, 2018 and March 22, 2018,
JO
YY sold its 1,397,059 Class B ordinary shares to one of the holders of the Series
A-1
Preferred Shares and 6,985,294 Class B ordinary shares to one third-party investor at a price of US$7.16 per share. Such Class B ordinary shares were automatically converted into an equal number of Class A ordinary shares.
On April 27, 2018,
JO
YY transferred, at nominal consideration, its 367,870 Class B ordinary shares to Savvy Direction Limited, the economic interests of which are substantially owned by one officer of
JO
YY, for his services provided to
JO
YY. Such Class B ordinary shares were automatically converted into an equal number of Class A ordinary shares.
Upon the completion of the Company’s IPO (Note 1(
b
)), the Company authorized (i) 750,000,000 Class A ordinary shares of par value US$0.0001 each, and (ii) 200,000,000 Class B ordinary shares of par value US$0.0001 each. Holders of Class A ordinary shares and Class B ordinary shares have the same rights, except for voting rights and conversion rights. Holders of Class A ordinary shares are entitled to one vote per share in all shareholders’ meetings, while holders of Class B ordinary shares are entitled to ten votes per share. Each Class B ordinary share is convertible into one Class A ordinary share at any time at the discretion of the Class B shareholders thereof, while Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.
Upon the completion of the Company’s IPO (Note 1(b)), (i) the Company issued 17,250,000 Class A ordinary shares, (ii) Series A-1 Preferred Shares and 4,411,765 Series A-2 Preferred Shares were converted into Class A ordinary shares and Class B ordinary shares, respectively, and (iii) 64,488,235 Series B-2 Preferred Shares were converted into Class B ordinary shares.
As of December 31, 2018, 44,639,737 Class A ordinary shares and 159,157,321 Class B ordinary shares had been issued and outstanding, respectively.
Upon the follow-on public offering in April 2019, the Company issued 13,600,000 Class A ordinary shares.
During the year ended December 31, 2019, 2,061,577 Class A ordinary shares were issued for the exercised share options and vested restricted share units. Besides, 6,800,000 Class B ordinary shares were converted to Class A ordinary shares.
As of December 31, 2019, 67,101,314 Class A ordinary shares and 152,357,321 Class B ordinary shares had been issued and outstanding, respectively.